Note 14 - Distribution of Profits	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Distribution of Profits Disclosure [Text Block]
(14)	Distribution of Profits

As stipulated by the relevant PRC laws and regulations applicable to China’s foreign investment enterprise, the Group’s subsidiaries and VIEs in the PRC are required to maintain non-distributable reserves which include a statutory surplus reserve as of
December 31, 2016
and
2017.
Appropriations to the statutory surplus reserve are required to be made at not
less than
10%
of individual company’s net profit as reported in the PRC statutory financial statements of the Company’s subsidiaries and VIEs. The appropriations to statutory surplus reserve are required until the balance reaches
50%
of the registered capital of respective subsidiaries and VIEs.

The statutory surplus reserve is used to offset future losses. These reserves represent appropriations of retained earnings determined according to PRC law and may
not
be distributed. There are
no
appropriations to reserves by the Company other than the Group’s subsidiaries and VIEs in the PRC during the periods presented. Amounts contributed to the statutory reserves were
RMB311,590
and
RMB311,038
as of
December 31, 2016
and
2017,
respectively.